ADDITIONAL PAID-IN CAPITAL (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 IDR (Rp) shares	Dec. 31, 2019 IDR (Rp) shares
Disclosure of classes of share capital [line items]
Reduction additional paid in capital as a result of cancellation treasury stock (Note 23)		Rp (2,454)	Rp (2,454)
Differences from acquisition of non-controlling interest		(22)	(22)
Additional paid-in capital	$ 142	1,977	1,977
Initial public offering
Disclosure of classes of share capital [line items]
Additional paid-in capital gross		Rp 1,446	Rp 1,446
Number of shares issued | shares	933,333,000	933,333,000	933,333,000
Treasury stock plan phase I
Disclosure of classes of share capital [line items]
Additional paid-in capital gross		Rp 544	Rp 544
Number of shares issued | shares	211,290,500	211,290,500	211,290,500
Treasury stock plan phase II
Disclosure of classes of share capital [line items]
Additional paid-in capital gross		Rp 576	Rp 576
Sale of treasury stock, Shares | shares	215,000,000	215,000,000
Employee stock ownership program
Disclosure of classes of share capital [line items]
Additional paid-in capital gross		Rp 228	228
Treasury stock plan phase III
Disclosure of classes of share capital [line items]
Additional paid-in capital gross		Rp 36	36
Sale of treasury stock, Shares | shares	22,363,000	22,363,000
Treasury stock plan phase IV
Disclosure of classes of share capital [line items]
Additional paid-in capital gross		Rp 1,996	1,996
Sale of treasury stock, Shares | shares	864,000,000	864,000,000
Series B shares
Disclosure of classes of share capital [line items]
Capitalized into 746,666,640 Series B shares in 1999		Rp (373)	Rp (373)
Sale of treasury stock, Shares | shares	746,666,640	746,666,640